Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of the cost and accumulated depreciation of premises and equipment

A summary of the cost and accumulated depreciation of premises and equipment follows:

	Balance as of December 31, 2012	Balance as of December 31, 2011	Estimated Useful Life
Land	$53,802	$43,078
Buildings and leasehold improvements	128,189	99,795	1 to 40 years
Furniture, fixtures and equipment	57,296	42,852	1 to 40 years
Construction in progress	5,422	8,290

Premises and equipment, gross	244,709	194,015
Less: Accumulated depreciation	(46,252)	(34,285)

Premises and equipment, net	$198,457	$159,730

Summary of future minimum lease payments

Future minimum lease payments, before considering renewal options that generally are present, are as follows at December 31, 2012:

Years Ending December 31,
2013	$8,645
2014	8,061
2015	7,298
2016	6,706
2017	6,103
Thereafter	45,460

$82,273